SUBSEQUENT EVENTS (Details) ¥ / shares in Units, ¥ in Thousands						1 Months Ended	12 Months Ended
	Jun. 22, 2017 individual ¥ / shares shares	Jun. 20, 2017 individual ¥ / shares shares	Jun. 14, 2017 ¥ / shares shares	Apr. 24, 2017 JPY (¥) shares	Apr. 20, 2017 individual $ / shares shares	Apr. 30, 2011 individual shares	Mar. 31, 2017 JPY (¥) ¥ / shares shares	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares							225,000
Exercise price (in yen or USD per share) | ¥ / shares							¥ 1,047
Proceeds from issuance of stocks | ¥							¥ 184,375	¥ 21,197	¥ 17,642
Amount of increased common stock | ¥							184,375	21,197	17,642
Amount of increased additional paid-in capital | ¥							¥ 53,032	¥ 78,411	¥ 27,160
Subsequent event | Employee/directors and employees
SUBSEQUENT EVENTS
Number of grantees to whom award is granted | individual	39
16th Series Stock Option Grant | Subsequent event
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares					105,000
Exercise price (in yen or USD per share) | $ / shares					$ 774
16th Series Stock Option Grant | Subsequent event | Employee stock options
SUBSEQUENT EVENTS
Vesting period					3 years
16th Series Stock Option Grant | Subsequent event | Employee/directors and employees
SUBSEQUENT EVENTS
Number of grantees to whom award is granted | individual					6
17th Series Stock Option Grant | Subsequent event
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares			870,000
Issue price per share | ¥ / shares			¥ 42
Exercise price (in yen or USD per share) | ¥ / shares			¥ 731
Vesting period			3 years
18th Series Stock Option Grant | Subsequent event
SUBSEQUENT EVENTS
Exercise price (in yen or USD per share) | ¥ / shares	¥ 730
Vesting period	3 years
Number of shares to be issued	70,000
19th Series Stock Option Grant | Subsequent event
SUBSEQUENT EVENTS
Exercise price (in yen or USD per share) | ¥ / shares		¥ 806
Vesting period		3 years
Number of shares to be issued		6,000
19th Series Stock Option Grant | Subsequent event | Employee/directors and employees
SUBSEQUENT EVENTS
Number of grantees to whom award is granted | individual		2
5th series Stock Option Grant
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares						800,000
Vesting period						3 years
Number of grantees to whom award is granted | individual						1
5th series Stock Option Grant | Subsequent event
SUBSEQUENT EVENTS
Number of shares to be issued				80,000
Proceeds from issuance of stocks | ¥				¥ 30,552
Amount of increased common stock | ¥				15,276
Amount of increased additional paid-in capital | ¥				¥ 15,276